TOLIC LETTERHEAD








			May 1, 2002



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Transamerica Occidental Life Insurance Company
Transamerica Occidental Life Separate Account VUL-3
	Transamerica Elite (File No. 333-91851)

CIK No.: 0001100102

Dear Commissioners:

	On behalf of Transamerica Occidental Life Insurance
Company ("Transamerica") and the Transamerica Occidental
Life Separate Account VUL-3 (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain deferred variable life policies offered by AUSA Life through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form S-6 Registration
Statement for the Account (the "Registration Statement").
The Registration Statement was filed electronically with the Securities and Exchange Commission on April 24, 2002 via EDGAR.

				Sincerely,


				/s/ Priscilla I. Hechler
				Priscilla I. Hechler
				Assistant Vice President
and Assistant Secretary

cc:	John K. Carter, Esq.
	Mary Jane Wilson-Bilik, Esq.